Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 17, 2022	Feb. 25, 2021	Aug. 04, 2020	Jul. 16, 2020	Jun. 30, 2020	Jun. 26, 2020	Jun. 23, 2020	Feb. 06, 2020	Feb. 29, 2020	Aug. 31, 2020	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds of warrants exercise													$ 196	$ 196	$ 1,111
Proceeds from issuance of units															3,112
Issuance cost, total															19,996
Proceeds from common stock															$ 19,995
Common stock, par value											$ 0.01	$ 0.01		$ 0.01	$ 0.01
Proceeds from issuance of offering								$ 9,400
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase price per units	$ 1,000
Sale of stock, number of shares issued in transaction	4,656
Proceeds from issuance of offering	$ 4,700
Holders Of Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise														27
Holders Of Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise														1,303
Holders Of Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds of warrants exercise														$ 200
Series C Preferred Stock Purchase Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase of common stock shares									675
Purchase price per units									$ 1,000
Conversion price, description									Company’s option at any time on or after the first anniversary of the expiration of the rights offering or at the option of the holder at any time, into a number of shares of our common stock equal to the quotient of the stated value of the Preferred Stock ($1,000) divided by the Conversion Price ($1.4814 per share)
Conversion price per share									$ 1.4814
Warrants description									Each Warrant is exercisable for one share of our common stock at an exercise price of $150 per share from the date of issuance through its expiration five years from the date of issuance. The Warrants also contain a cashless exercise provision that allows the holder to receive 70% of the common stock otherwise available under the warrant to the holder electing the cashless exercise provision
Warrants exercise price									$ 150
Number of share units issued for conversion									9,440
Gross proceeds of warrants exercise									$ 9,400
Issuance cost, total									$ 1,200
Warrants Exercisable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share units issued for conversion									63,720
Proceeds from issuance of units									$ 5,100
Warrants issuance cost									$ 1,200
Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share units issued for conversion									63,724
Proceeds from issuance of units									$ 3,100
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share units issued for conversion											7				65,035
Issuance cost, total															$ 1
Number of shares of common stock															113,694
Common Stock [Member] | Holders Of Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share units issued for conversion														19
Common Stock [Member] | Holders Of Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share units issued for conversion														1,303
Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible shares														0
Common Stock [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible shares														0
Maxim Group LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price		$ 2,000
Sale of stock, description of transaction		Under the terms of the 2021 Distribution Agreement, Maxim will be entitled to a transaction fee at a fixed rate of 2.0% of the gross sales price of Shares sold under the 2021 Distribution Agreement
Two Thousand And Twenty One Equity Distribution Agreement [Member] | Maxim Group LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price		$ 15,000
Sale of stock, description of transaction		Under the terms of the 2021 Distribution Agreement, Maxim will be entitled to a transaction fee at a fixed rate of 2.0% of the gross sales price of Shares sold under the 2021 Distribution Agreement
Two Thousand And Twenty One Equity Distribution Agreement [Member] | Maxim Group LLC [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate offering price		$ 2,000
Two Registered Direct Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock					61,000
Proceeds from common stock					$ 9,600
Net issuance fees					$ 800
Share Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase price per units			$ 240	$ 200		$ 172	$ 150
Number of shares of common stock			34,150	15,000		24,000	37,000			49,150
Proceeds from common stock			$ 8,200	$ 3,000		$ 4,100	$ 5,500			$ 11,200
Net issuance fees										$ 800
Common stock, par value			$ 0.01	$ 0.01		$ 0.01	$ 0.01